UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

__________________

FORM ABS-15G

__________________

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
☒ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001542134

__________________

SILVERSTONE MASTER ISSUER PLC

(Exact name of issuing entity as specified in its charter)

__________________

Michael Constantine, +44(2072) 616127
Name and telephone number, including area code, of the person to contact in connection with this filing.

INFORMATION TO BE INCLUDED IN THE REPORT

FINDINGS AND CONCLUSIONS OF THIRD-PARTY DILIGENCE REPORTS

Item 2.01	Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 are attached as Exhibit 99.1 to this Form ABS-15G.

2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: January 23, 2020	NATIONWIDE BUILDING SOCIETY (Depositor) By: /s/ Rob Collins Name: Rob Collins Title: Head of Treasury Markets and Chief Investment Officer
3

EXHIBIT INDEX

Exhibit Number
99.1	Disclosures required by Rule 15Ga-2

4